NUVEEN SANTA BARBARA LONG/SHORT EQUITY FUND

SUPPLEMENT DATED MAY 25, 2012

TO THE PROSPECTUS DATED NOVEMBER 30, 2011

Effective immediately, Class R3 shares of Nuveen Santa Barbara Long/Short Equity Fund are closed to all new investments. After the close of business on May 30, 2012, the fund will liquidate all shareholder accounts invested in Class R3 shares and will distribute the proceeds of the liquidation.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-SBLSEP-0512P

NUVEEN SYMPHONY OPTIMIZED ALPHA FUND

SUPPLEMENT DATED MAY 25, 2012

TO THE PROSPECTUS DATED JANUARY 31, 2012

Effective immediately, Class R3 shares of Nuveen Symphony Optimized Alpha Fund are closed to all new investments. After the close of business on May 30, 2012, the fund will liquidate all shareholder accounts invested in Class R3 shares and will distribute the proceeds of the liquidation.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-SYMPH2P-0512P

NUVEEN TRADEWINDS GLOBAL FLEXIBLE ALLOCATION FUND

NUVEEN TRADEWINDS JAPAN FUND

SUPPLEMENT DATED MAY 25, 2012

TO THE PROSPECTUS DATED NOVEMBER 30, 2011

Effective immediately, Class R3 shares of Nuveen Tradewinds Global Flexible Allocation Fund and Nuveen Tradewinds Japan Fund are closed to all new investments. After the close of business on May 30, 2012, the funds will liquidate all shareholder accounts invested in Class R3 shares and will distribute the proceeds of the liquidation.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-GRW2P-0512P

NUVEEN SANTA BARBARA LONG/SHORT EQUITY FUND

SUPPLEMENT DATED MAY 25, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2011

Effective immediately, Class R3 shares of Nuveen Santa Barbara Long/Short Equity Fund are closed to all new investments. After the close of business on May 30, 2012, the fund will liquidate all shareholder accounts invested in Class R3 shares and will distribute the proceeds of the liquidation.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-SBLSESAI-0512P

NUVEEN SYMPHONY OPTIMIZED ALPHA FUND

SUPPLEMENT DATED MAY 25, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2012

Effective immediately, Class R3 shares of Nuveen Symphony Optimized Alpha Fund are closed to all new investments. After the close of business on May 30, 2012, the fund will liquidate all shareholder accounts invested in Class R3 shares and will distribute the proceeds of the liquidation.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-SYM2SAI-0512P

NUVEEN TRADEWINDS GLOBAL FLEXIBLE ALLOCATION FUND

NUVEEN TRADEWINDS JAPAN FUND

SUPPLEMENT DATED MAY 25, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2011

Effective immediately, Class R3 shares of Nuveen Tradewinds Global Flexible Allocation Fund and Nuveen Tradewinds Japan Fund are closed to all new investments. After the close of business on May 30, 2012, the funds will liquidate all shareholder accounts invested in Class R3 shares and will distribute the proceeds of the liquidation.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-TW2SAI-0512P